Trade receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total current	$ 66,597	$ 87,167
Billed sales of electricity [member]
IfrsStatementLineItems [Line Items]
Total current	35,566	49,863
Receivables in litigation [member]
IfrsStatementLineItems [Line Items]
Total current	104	893
Allowance for impairment of trade receivables [member]
IfrsStatementLineItems [Line Items]
Total current	(6,241)	(14,431)
Subtotal [member]
IfrsStatementLineItems [Line Items]
Total current	29,429	36,325
Unbilled sales of electricity [member]
IfrsStatementLineItems [Line Items]
Total current	34,214	47,749
PBA and CABA government credit [member]
IfrsStatementLineItems [Line Items]
Total current	2,952	3,087
Fee payable [member]
IfrsStatementLineItems [Line Items]
Total current	$ 2	$ 6